Note 6 - Loans, Net of Allowance for Credit Losses - Summary of Loan, ECL, and EL Amounts by Lending Asset Category (Details) - Loans [member] - CAD ($) $ in Thousands	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Statement Line Items [Line Items]
Notional amount	$ 4,217,642	$ 3,832,236
EL %	0.08%	0.07%
Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 3,303	$ 2,513
Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 4,031,800	$ 3,648,919
EL %	0.07%	0.05%
Stage 1 [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 2,996	$ 1,945
Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 185,774	$ 167,996
EL %	0.16%	0.34%
Stage 2 [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 306	$ 568
Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 68	$ 15,321
EL %	1.47%	0.00%
Financial instruments credit-impaired [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 1	$ 0
Point of sale loans and leases [member]
Statement Line Items [Line Items]
Notional amount	$ 3,307,328	$ 2,879,320
EL %	0.02%	0.00%
Point of sale loans and leases [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 783	$ 100	$ 545
Point of sale loans and leases [member] | Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 3,294,675	$ 2,873,078
EL %	0.02%	0.00%
Point of sale loans and leases [member] | Stage 1 [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 783	$ 100	545
Point of sale loans and leases [member] | Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 12,653	$ 6,242
EL %	0.00%	0.00%
Point of sale loans and leases [member] | Stage 2 [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 0	$ 0	0
Point of sale loans and leases [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 0	$ 0
EL %	0.00%	0.00%
Point of sale loans and leases [member] | Financial instruments credit-impaired [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 0	$ 0	0
Commercial real estate mortgages [member]
Statement Line Items [Line Items]
Notional amount	$ 779,691	$ 889,069
EL %	0.18%	0.25%
Commercial real estate mortgages [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 1,398	$ 2,222	1,287
Commercial real estate mortgages [member] | Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 607,858	$ 717,755
EL %	0.18%	0.24%
Commercial real estate mortgages [member] | Stage 1 [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 1,102	$ 1,699	1,150
Commercial real estate mortgages [member] | Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 171,833	$ 155,993
EL %	0.17%	0.34%
Commercial real estate mortgages [member] | Stage 2 [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 296	$ 523	137
Commercial real estate mortgages [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 0	$ 15,321
EL %	0.00%	0.00%
Commercial real estate mortgages [member] | Financial instruments credit-impaired [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 0	$ 0	0
Commercial real estate loans [member]
Statement Line Items [Line Items]
Notional amount	$ 8,302	$ 8,793
EL %	0.53%	0.48%
Commercial real estate loans [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 44	$ 42	54
Commercial real estate loans [member] | Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 8,302	$ 8,793
EL %	0.53%	0.48%
Commercial real estate loans [member] | Stage 1 [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 44	$ 42	54
Commercial real estate loans [member] | Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 0	$ 0
EL %	0.00%	0.00%
Commercial real estate loans [member] | Stage 2 [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 0	$ 0	0
Commercial real estate loans [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 0	$ 0
EL %	0.00%	0.00%
Commercial real estate loans [member] | Financial instruments credit-impaired [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 0	$ 0	0
Public sector and other financing [member]
Statement Line Items [Line Items]
Notional amount	$ 122,321	$ 55,054
EL %	0.88%	0.27%
Public sector and other financing [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 1,078	$ 149	18
Public sector and other financing [member] | Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 120,965	$ 49,293
EL %	0.88%	0.21%
Public sector and other financing [member] | Stage 1 [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 1,067	$ 104	17
Public sector and other financing [member] | Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 1,288	$ 5,761
EL %	0.78%	0.78%
Public sector and other financing [member] | Stage 2 [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 10	$ 45	1
Public sector and other financing [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 68	$ 0
EL %	1.47%	0.00%
Public sector and other financing [member] | Financial instruments credit-impaired [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 1	$ 0	$ 0